Employee benefits - Employee Benefit Expenses (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of defined benefit plans [line items]
Current service cost	$ 12,376,000	$ 11,741,000
Past service cost	8,239,000	2,166,000
Net interest on net defined benefit obligations or assets	1,965,000	3,617,000
Administration expenses	1,848,000	2,137,000
Defined benefit plan expenses	24,428,000	19,661,000
Net finance costs	3,813,000	5,754,000
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 20,615,000	$ 13,907,000